Basic and Diluted Net Loss Per Share (Details) - $ / shares	Jun. 30, 2023	Jun. 30, 2022
Basic and Diluted Net Loss Per Share [Abstract]
Diluted net loss per share	$ 30,556,667	$ 27,571,715